Share-based compensation (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 14, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2020
Share-based compensation (Details) [Line Items]
Shares granted							2,178,528
Vesting period							5 years
Subscription price (in Yuan Renminbi per share)							¥ 1
Share based compensation description	On December 14, 2019 (“Vesting Commencement Date”), the Company further granted 8,357,311 share units to employees which vested one week after the Vesting Commencement Date at weighted average subscription price of USD0.0055 per unit.
Shares issued		20,880,171	11,371,444					3,050,701
Issuance percentage		1.00%
Shares outstanding		20,880,171	11,371,444
Share-based compensation expense (in Yuan Renminbi)				¥ 27,664	¥ 96,661	¥ 7,648
Unrecognized compensation cost (in Yuan Renminbi)				¥ 6,351
Weighted average period		1 year 6 months
Issued shares percentage				15.00%
General and administrative expenses (in Yuan Renminbi)			¥ 11,178
Common Stock [Member]
Share-based compensation (Details) [Line Items]
Issuance percentage		1.00%
Common Stock [Member]
Share-based compensation (Details) [Line Items]
Shares issued		531,005
Shares outstanding		531,005
Likeshuo HK [Member]
Share-based compensation (Details) [Line Items]
Issued shares percentage				5.00%
Share based compensation description				(i) RMB20,000 cash consideration payable from the relevant Likeshuo management’s personal funds; and (ii) satisfaction of certain performance targets for the Likeshuo online business. The cash consideration was determined based on the valuation of the Likeshuo online business, at approximately RMB301,200, as conducted by an independent third-party valuer. Restricted shares are granted from post incentives and performance incentives, which are unlocked in three years.
Likeshuo HK’s [Member]
Share-based compensation (Details) [Line Items]
Shares issued			44,250
2018 Share Incentive Plan [Member]
Share-based compensation (Details) [Line Items]
Maximum aggregate number of options		20,085,242